Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Options

6. Stock Options

The Company granted 153,000 shares of stock options pursuant to its 2010 Stock Incentive Plan for the three months ended March 31, 2013. Stock-based compensation expense was $259,912 and $157,860 for the three months ended March 31, 2013 and 2012, respectively. Total future stock compensation expense related to nonvested awards is expected to be approximately $1,437,000 at March 31, 2013.

10.	Stock Options

AC has a 2002 Stock Option Plan (“the AC Plan”), which allows for issuance of incentive stock options and non-qualified stock options to employees, directors and consultants at an exercise price equal to or greater than fair market value. Under the provisions of the AC Plan, AC authorized for issuance 18,144,658 shares for purchase pursuant to options.

AxoGen, Inc. has a AxoGen 2010 Stock Incentive Plan (the “AxoGen Plan”), which allows for issuance of incentive stock options and non-qualified stock options to employees, directors and consultants at an exercise price equal to or greater than fair market value. On September 27, 2011, LecTec amended and restated the AxoGen Plan to, among other things, increase the number of shares of common stock authorized for issuance under the plan by 2,300,000 shares. The total number of shares authorized for issuance under the AxoGen Plan is 2,750,000 shares. As a result of the Merger, options granted under the AC Plan were assumed by the Company so that each stock option pursuant to the AC Plan so assumed continued to have, and be subject to, the same terms and conditions of such stock option immediately prior to the Merger, except that (i) each AC Plan stock option is exercisable for that number of shares of Company common stock equal to the product of the number of shares of AC common stock that were issuable upon exercise of such stock option immediately prior to the Merger multiplied by the Closing Ratio (“as defined in the Merger Agreement”) and (ii) the per share exercise price for the shares of Company common stock issuable upon the exercise of such assumed stock option will be equal to the quotient determined by dividing the exercise price per share of AC common stock at which such stock option was exercisable immediately prior to the Merger by the Closing Ratio. The options to employees typically vest 12.5% every six months over a four-year period and those to directors and certain executive officers have vested 25% per quarter over one year or had no vesting period. Options issued to consultants vest over the service period ranging from three to ten years. Options have terms ranging from seven to ten years.

Stock-based compensation expense was $495,077 and $250,044 for 2012 and 2011, respectively.

The following is a summary of stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term(Years)
Outstanding at December 31, 2010:	447,659	$0.27	8.62
Granted	1,141,952	2.61
LecTec stock option from Merger	464,000	3.48
Forfeited	(9,223)	(0.06)
Exercised	(98,700)	(0.27)

Outstanding at December 31, 2011:	1,945,688	2.41	7.35
Granted	267,576	2.99
Forfeited	(354,932)	(2.48)
Exercised	(58,341)	(0.27)

Outstanding at December 31, 2012	1,799,991	2.54	7.66

Exercisable at December 31, 2012	941,876	2.71	7.11

The average fair value of options granted at market during 2012 and 2011 was $2.99 and $0.42 per option, respectively.

The intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was approximately $173,000 and $190,000, respectively. The intrinsic value of options outstanding at December 31, 2012 and 2011 was approximately $288,000 and $1,126,000, respectively. The intrinsic value of options exercisable at December 31, 2012 and 2011 was approximately $0 and $391,000, respectively.

In connection with the Merger, all outstanding options to purchase shares of AC Common Stock were exchanged for options to purchase shares of AxoGen, Inc. common stock at a ratio of one to 0.03727336. The Company recorded $19,769 and $38,521 incremental cost in 2012 and 2011, respectively, related to this modification.

Total future compensation expense related to nonvested awards is expected to be approximately $1,405,000 at December 31, 2012 which is expected to be recognized over a weighted average period of 3.04 years. The following table represents non-vested share-based payment activity with employees for the year ended December 31, 2012 and 2011:

	Number of Options	Weighted Average Grant Date Fair Value
Nonvested options — December 31, 2010:	325,575	0.27
Granted	1,141,952	0.42
Vested	(195,099)	(0.87)
Forfeited	(9,223)	(0.004)

Nonvested options — December 31, 2011:	1,263,205	1.41
Granted	267,576	2.99
Vested	(317,734)	(1.92)
Forfeited	(354,932)	(2.48)

Nonvested options — December 31, 2012	858,115	2.36